COMMITMENTS - Capital commitments expenditures contracted (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of commitments [Line Items]
Lease liabilities	¥ 64,947
Other property, plant and equipment [member]
Disclosure of commitments [Line Items]
Authorised capital commitments but not contracted for	0	¥ 0	¥ 0
Chengdu Future Talented Management and Consulting Co, Ltd
Disclosure of commitments [Line Items]
Contractual capital commitments	30,000,000	30,000,000	0
Antelope Holdings (Chengdu) Co., Ltd
Disclosure of commitments [Line Items]
Lease liabilities	¥ 65,250,000	¥ 0	¥ 0